Voyage revenues	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Voyage revenues

13.            Voyage revenues:

The following table shows the voyage revenues earned from time charters, voyage charters and pool agreements for the six-month periods ended June 30, 2021 and 2022, as presented in the consolidated income statements:

	Six months ended June 30,
	2021	2022

Time charters	$248,067	$448,357
Voyage charters	268,191	326,323
Pool revenues	(4,380)	3,537
	$511,878	$778,217

As of June 30, 2022, trade accounts receivable, (excluding the provision for doubtful debt) increased by $11,668, and deferred revenue increased by $3,292 compared to December 31, 2021. These changes were mainly attributable to the timing of collections.

Further, as of June 30, 2022, deferred assets related to revenue contracts (included within “Other current assets” in the consolidated balance sheets) decreased by $2,083 compared to December 31, 2021, from $4,923 to $2,840. The outstanding balance is mainly affected by the timing of commencement of revenue recognition.

Under ASC 606, unearned voyage charter revenue represents the consideration received for undelivered performance obligations. The Company recorded $24,960 as unearned revenue related to voyages in progress as of December 31, 2021, which were recognized in earnings in the six month period ended June 30, 2022 as the performance obligations were satisfied in that period. In addition, the Company recorded $28,252 as unearned revenue related to voyages in progress as of June 30, 2022, which will be recognized in earnings as the performance obligations will be satisfied.

The adjustment to Company’s revenues from the vessels operating in the CCL Pool, deriving from the allocated pool result for those vessels as determined in accordance with the agreed-upon formula, for the six-month periods ended June 30, 2021 and 2022 was ($4,497) and $3,254, respectively, and is included within “Pool Revenues” in the table above, while the corresponding adjustment to Company’s revenues from the Short Pool for the six-month periods ended June 30, 2021 and 2022 was ($352) and $147 and is included within “Pool Revenues” in the table above. Pool Revenues also include other minor participation adjustments.